Marketable Securities - Summary of xost and estimated fair value of the investments in equity securities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Marketable Securities
Equity securities, Cost	$ 335
Equity securities, Estimated Fair Value	$ 375